UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global

            SmallCap Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.1%
Arcos Dorados Holdings, Inc., Class A (a)	129,400	$1,304,352
Australia — 1.2%
Atlas Iron Ltd.	4,031,600	3,665,527
Mirvac Group	2,925,784	4,623,569
Orocobre Ltd. (a)(b)	2,632,281	5,506,309
Pancontinental Oil & Gas NL (b)	17,769,200	708,604

		14,504,009
Belgium — 1.6%
Ageas	144,900	6,460,990
Befimmo	72,023	5,105,988
Mobistar SA	402,200	7,594,559

		19,161,537
Brazil — 0.7%
Banco do Estado do Rio Grande do Sul, Preference Shares	291,000	1,682,644
Companhia Hering SA	294,400	3,552,522
Ser Educacional SA (b)	341,500	2,995,086

		8,230,252
Canada — 5.6%
Africa Oil Corp. (a)(b)	2,441,500	16,365,007
Cameco Corp.	449,900	10,300,289
Cathedral Energy Services Ltd.	641,900	2,450,310
Continental Gold Ltd. (b)	1,252,500	4,327,951
Diagnocure, Inc. (b)(c)	4,852,780	899,882
Dollarama, Inc.	54,000	4,113,867
Halogen Software, Inc. (b)	241,000	2,125,509
Lundin Mining Corp. (a)(b)	1,339,500	6,155,278
Painted Pony Petroleum Ltd. (a)(b)	375,825	3,039,236
Premier Gold Mines Ltd. (a)(b)	1,866,400	3,190,860
Sulliden Gold Corp. Ltd. (b)	2,911,723	2,054,404
Torex Gold Resources, Inc. (a)(b)	6,532,100	5,103,415
Trevali Mining Corp. (a)(b)	4,848,800	4,166,766
Trevali Mining Corp. (b)(d)	1,404,423	1,206,877

		65,499,651
China — 1.2%
21Vianet Group, Inc. - ADR (b)	277,004	7,950,015
51job, Inc. - ADR (b)	27,700	1,973,625
Daphne International Holdings Ltd. (a)	6,372,300	2,598,579
Parkson Retail Group Ltd. (a)	2,904,500	915,083

		13,437,302
Denmark — 3.5%
ALK-Abello A/S	26,300	3,180,854
Pandora A/S	76,200	5,029,071
Common Stocks	Shares	Value
Denmark (concluded)
Vestas Wind Systems A/S (b)	801,060	$32,117,694

		40,327,619
Finland — 0.4%
Sanitec Corp. (b)	443,700	5,116,059
France — 3.6%
Eurofins Scientific SE	23,575	7,047,123
GameLoft SE (a)(b)	763,583	8,088,176
Gaztransport Et Technigaz SA (b)	93,900	6,078,687
Saft Groupe SA	295,600	10,332,498
UbiSoft Entertainment SA (b)	565,500	10,112,437

		41,658,921
Germany — 2.2%
GEA Group AG	77,850	3,556,748
Gerresheimer AG	90,700	5,887,461
Rheinmetall AG	109,200	7,688,384
Wacker Chemie AG	67,600	8,251,573

		25,384,166
Hong Kong — 2.0%
China Taiping Insurance Holdings Co. Ltd. (b)	1,166,600	2,093,525
Chow Sang Sang Holdings International Ltd.	1,412,000	3,352,030
Clear Media Ltd.	2,091,000	1,889,758
Ming Fai International Holdings Ltd.	7,369,100	722,042
Nine Dragons Paper Holdings Ltd.	5,843,000	4,566,620
Pacific Basin Shipping Ltd.	8,197,000	5,244,737
Shimao Property Holdings Ltd.	2,198,000	4,838,710
West China Cement Ltd.	9,368,000	1,054,053

		23,761,475
India — 1.0%
Container Corp. of India	172,050	2,804,578
GVK Power & Infrastructure Ltd. (b)	14,767,001	2,736,586
Zee Entertainment Enterprises Ltd.	1,264,700	5,752,158

		11,293,322
Indonesia — 0.3%
Tower Bersama Infrastructure Tbk PT (b)	7,656,276	4,059,288
Ireland — 1.6%
Mallinckrodt PLC (b)	136,157	8,633,715
Ryanair Holdings PLC - ADR (b)	162,696	9,568,152

		18,201,867
Israel — 0.4%
SodaStream International Ltd. (a)(b)	104,500	4,608,450

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Italy — 2.5%
Maire Tecnimont SpA (b)	693,300	$2,597,938
Mediobanca SpA (b)	919,200	10,521,599
Mediolanum SpA	745,100	7,032,355
Unipol Gruppo Finanziario SpA	1,088,100	8,519,079

		28,670,971
Japan — 2.5%
Asics Corp.	225,350	4,430,062
Don Quijote Co. Ltd.	98,300	5,075,089
Hisaka Works Ltd.	217,000	2,103,195
Hokuhoku Financial Group, Inc.	598,000	1,146,596
NGK Insulators Ltd.	249,400	5,202,907
Nippon Yusen KK	1,736,000	5,041,898
Rohm Co. Ltd.	127,400	5,688,712

		28,688,459
Malaysia — 0.2%
AirAsia Bhd	2,929,200	2,289,637
Netherlands — 0.4%
Koninklijke Boskalis Westminster NV	82,397	4,535,034
Norway — 1.2%
DNO International ASA (b)	470,450	1,794,640
Hoegh Liquified Natural Gas Holdings Ltd. (b)	624,400	5,657,119
Storebrand ASA (b)	1,056,700	6,085,284

		13,537,043
Portugal — 0.7%
Banco Espirito Santo SA, Registered Shares (b)	4,394,400	8,229,264
Republic of Korea — 1.2%
Daum Communications Corp.	99,700	7,331,223
Industrial Bank of Korea	569,400	7,241,451

		14,572,674
Singapore — 0.2%
Olam International Ltd. (a)	1,313,000	2,324,993
Spain — 1.5%
Acerinox SA (a)	652,500	10,489,194
Bankinter SA	255,000	2,053,163
Laboratorios Farmaceuticos Rovi SA	359,212	4,824,966

		17,367,323
Switzerland — 3.0%
Aryzta AG (b)	149,577	13,226,380
OC Oerlikon Corp. AG, Registered Shares (b)	305,200	5,145,337
Straumann Holding AG, Registered Shares	20,400	4,342,408
Common Stocks	Shares	Value
Switzerland (concluded)
Sulzer AG, Registered Shares	40,150	5,524,961
Swiss Life Holding AG, Registered Shares (b)	25,200	$6,197,110

		34,436,196
United Arab Emirates — 0.6%
Polarcus Ltd. (a)(b)	8,864,891	6,883,331
United Kingdom — 7.8%
AO World PLC (b)	733,386	3,839,167
APR Energy PLC (a)	415,396	5,578,309
Atlas Mara Co-Nvest Ltd. (a)(b)	549,800	6,267,720
Babcock International Group PLC	407,700	9,155,502
Bahamas Petroleum Co. PLC (b)	9,980,434	374,375
BowLeven PLC (a)(b)	3,653,700	1,787,793
Crest Nicholson Holdings PLC	1,057,700	6,935,235
easyJet PLC	196,716	5,629,818
Inchcape PLC	482,200	5,197,529
Intertek Group PLC	96,900	4,974,992
London Stock Exchange Group PLC	153,300	5,039,090
Michael Page International PLC	656,200	5,385,165
Monitise PLC (b)	3,535,500	4,189,810
Ophir Energy PLC (b)	851,309	3,411,370
Oxford Immunotec Global PLC (b)	301,285	6,046,790
Poundland Group PLC (b)	437,600	2,772,270
Rexam PLC	832,334	6,763,661
Serco Group PLC	661,700	4,644,275
WANdisco PLC (b)	133,200	2,309,470

		90,302,341
United States — 50.6%
Abaxis, Inc. (b)	300,410	11,679,941
Abercrombie & Fitch Co., Class A	345,727	13,310,489
Albemarle Corp.	114,200	7,585,164
AMC Entertainment Holdings, Inc., Class A (b)	272,200	6,600,850
Apollo Education Group, Inc., Class A (a)(b)	303,378	10,387,663
ARRIS Group, Inc. (a)(b)	162,500	4,579,250
Ashford Hospitality Prime, Inc.	353,932	5,351,452
Axiall Corp.	144,264	6,480,339
Bankrate, Inc. (b)	154,467	2,616,671
BBCN Bancorp, Inc.	275,500	4,722,070
Bill Barrett Corp. (b)	202,100	5,173,760
Celanese Corp., Series A	116,300	6,455,813
The Children’s Place Retail Stores, Inc.	80,300	3,999,743
CommVault Systems, Inc. (a)(b)	129,400	8,404,530
Constant Contact, Inc. (b)	348,955	8,535,439
Datawatch Corp. (b)	167,800	4,550,736
Deckers Outdoor Corp. (a)(b)	56,400	4,496,772
Dendreon Corp. (a)(b)	1,136,964	3,399,522
Digital Realty Trust, Inc. (a)	57,600	3,057,408
Discover Financial Services	110,100	6,406,719
Dorian LPG Ltd. (b)	1,528,548	5,284,235

2	BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Drew Industries, Inc.	68,351	$3,704,624
DSP Group, Inc. (b)	429,249	3,708,711
E*Trade Financial Corp. (b)	423,600	9,751,272
Edwards Lifesciences Corp. (a)(b)	167,004	12,386,687
Emerald Oil, Inc. (a)(b)	668,700	4,493,664
Enzymotec Ltd. (b)	208,806	4,597,908
Everyday Health, Inc. (b)	247,800	3,466,722
First Solar, Inc. (b)	105,300	7,348,887
Flowers Foods, Inc.	262,833	5,637,768
Foot Locker, Inc.	110,100	5,172,498
Greenhill & Co., Inc.	55,500	2,884,890
HD Supply Holdings, Inc. (b)	350,883	9,175,590
Helix Energy Solutions Group, Inc. (b)	260,600	5,988,588
Hospira, Inc. (b)	278,318	12,037,253
IDEX Corp.	130,150	9,486,634
Informatica Corp. (b)	112,100	4,235,138
ING US, Inc.	282,189	10,234,995
Inogen, Inc. (b)	304,286	5,023,762
Insys Therapeutics, Inc. (b)	140,073	5,803,224
j2 Global, Inc. (a)	120,500	6,031,025
Kennametal, Inc.	37,000	1,639,100
The KEYW Holding Corp. (b)	229,600	4,295,816
Kraton Performance Polymers, Inc. (b)	227,900	5,957,306
LKQ Corp. (b)	162,726	4,287,830
MannKind Corp. (a)(b)	704,098	2,830,474
Manpower, Inc.	58,800	4,635,204
Merit Medical Systems, Inc. (b)	725,236	10,370,875
Millennial Media, Inc. (a)(b)	630,954	4,366,202
Mistras Group, Inc. (b)	102,500	2,333,925
Monotype Imaging Holdings, Inc.	163,394	4,924,695
Myriad Genetics, Inc. (a)(b)	371,094	12,687,704
Nordson Corp.	96,200	6,781,138
NorthWestern Corp.	114,900	5,449,707
NuVasive, Inc. (a)(b)	255,185	9,801,656
Oasis Petroleum, Inc. (a)(b)	181,300	7,565,649
Office Depot, Inc. (a)(b)	1,808,759	7,470,175
OSI Systems, Inc. (b)	160,600	9,613,516
Pinnacle Foods, Inc.	201,885	6,028,286
Pitney Bowes, Inc.	561,900	14,603,781
PNM Resources, Inc.	227,900	6,160,137
Prestige Brands Holdings, Inc. (b)	163,051	4,443,140
PrivateBancorp, Inc.	222,500	6,788,475
Procera Networks, Inc. (a)(b)	297,500	3,091,025
Proofpoint, Inc. (b)	237,800	8,817,624
PVH Corp.	36,000	4,491,720
Rouse Properties, Inc.	669,353	11,539,646
SciQuest, Inc. (b)	279,055	7,538,671
Scorpio Tankers, Inc.	318,400	3,174,448
Silver Bay Realty Trust Corp.	708,426	10,994,772
SM Energy Co.	85,400	6,088,166
Springleaf Holdings, Inc. (b)	193,700	4,871,555
Common Stocks	Shares	Value
United States (concluded)
Steel Dynamics, Inc.	489,300	$8,704,647
Supervalu, Inc. (b)	1,322,200	9,043,848
Support.com, Inc. (b)	369,506	942,240
Synovus Financial Corp.	859,600	2,914,044
Tableau Software, Inc., Class A (a)(b)	26,300	2,000,904
Taylor Morrison Home Corp., Class A (b)	52,200	1,226,700
TECO Energy, Inc.	378,000	6,482,700
Teleflex, Inc.	117,364	12,586,115
TIBCO Software, Inc. (b)	447,200	9,087,104
Timken Co.	164,600	9,675,188
Tribune Co., Class A (b)	167,685	13,356,110
Trimble Navigation Ltd. (a)(b)	222,900	8,664,123
Umpqua Holdings Corp.	270,400	5,040,256
Valley National Bancorp	437,100	4,550,211
Vera Bradley, Inc. (a)(b)	284,915	7,689,856
WebMD Health Corp. (b)	95,500	3,953,700
Webster Financial Corp.	211,400	6,566,084
Wright Medical Group, Inc. (b)	238,856	7,421,256

		587,795,910
Total Common Stocks — 97.8%		1,136,181,446

Warrants (e) — 0.1%
United Kingdom — 0.1%
Atlas Mara Co-Nvest Ltd.	549,800	824,700
Total Long-Term Investments (Cost — $843,365,909) — 97.9%		1,137,006,146

Short-Term Securities
Money Market — 12.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)	19,594,636	19,594,636

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (f)(g)(h)	131,017	131,016,687
Total Money Market — 12.9%		150,611,323

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2014	3

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Time Deposits — 0.0%	Par (000)		Value
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.05%, 4/01/14	GBP	4	$1,244
Total Short-Term Securities (Cost — $150,612,567) — 12.9%			150,612,567
			Value
Total Investments (Cost — $993,978,476*) — 110.8%			$1,287,618,713
Liabilities in Excess of Other Assets — (10.8)%			(125,962,475)
Net Assets — 100.0%			$1,161,656,238

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,020,540,535

Gross unrealized appreciation	$333,298,119
Gross unrealized depreciation	(66,219,941)

Net unrealized depreciation	$267,078,178

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held At June 30, 2013	Shares Purchased	Shares Sold	Shares Held At March 31, 2014	Value at March 31, 2014	Realized Gain (Loss)	Income
Diagnocure, Inc.	4,934,180	—	(81,400)	4,852,780	899,882	—	—

(d)	Restricted security as to resale. As of report date, the Fund held 0.10% of its net assets, with a current value of $1,206,877 and an original cost of $1,297,422 in these securities.

(e)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(f)	Represents the current yield as of report date.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares/Beneficial Interest Held at June 30, 2013	Net Activity	Shares/Beneficial Interest Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	39,123,915	(19,529,279)	19,594,636	$3,795
BlackRock Liquidity Series, LLC, Money Market Series	98,615,100	32,401,587	131,016,687	$1,502,296

(h)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

ADR	American Depositary Receipts
GBP	British Pound

4	BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term investments:
Common Stocks:
Argentina	$1,304,352	—	—	$1,304,352
Australia	708,604	$13,795,405	—	14,504,009
Belgium	5,105,988	14,055,549	—	19,161,537
Brazil	8,230,252	—	—	8,230,252
Canada	61,332,885	4,166,766	—	65,499,651
China	9,923,640	3,513,662	—	13,437,302
Denmark	—	40,327,619	—	40,327,619
Finland	—	5,116,059	—	5,116,059
France	6,078,687	35,580,234	—	41,658,921
Germany	—	25,384,166	—	25,384,166
Hong Kong	2,611,800	21,149,675	—	23,761,475
India	—	11,293,322	—	11,293,322
Indonesia	—	4,059,288	—	4,059,288
Ireland	18,201,867	—	—	18,201,867
Israel	4,608,450	—	—	4,608,450
Italy	2,597,938	26,073,033	—	28,670,971
Japan	—	28,688,459	—	28,688,459
Malaysia	—	2,289,637	—	2,289,637
Netherlands	—	4,535,034	—	4,535,034
Norway	5,657,119	7,879,924	—	13,537,043
Portugal	—	8,229,264	—	8,229,264
Republic of Korea	—	14,572,674	—	14,572,674
Singapore	—	2,324,993	—	2,324,993

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2014	5

Schedule of Investments (concluded)	BlackRock Global SmallCap Fund, Inc.

	Level 1	Level 2	Level 3	Total
Spain	4,824,966	12,542,357	—	17,367,323
Switzerland	—	34,436,196	—	34,436,196
United Arab Emirates	—	6,883,331	—	6,883,331
United Kingdom	37,942,911	52,359,430	—	90,302,341
United States	587,795,910	—	—	587,795,910
Warrants	824,700	—	—	824,700
Short-Term securities:
Money Market Funds	19,594,636	131,016,687	—	150,611,323
Time Deposits	—	1,244	—	1,244

Total	$777,344,705	$510,274,008	—	$1,287,618,713

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,384,458	—	—	$1,384,458
Liabilities:
Collateral on securities loaned at value	—	$(131,016,687)	—	(131,016,687)

Total	$1,384,458	$(131,016,687)	—	$(129,632,229)

There were no transfers between levels during the period ended March 31, 2014.

6	BLACKROCK GLOBAL SMALLCAP FUND, INC.	March 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 23, 2014